UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
          Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Bryan Smith
Title:      Treasurer
Phone:      615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     November 3, 2009


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE 2

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total:    121

Form 13F Information Table Value total: $428,550 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Source Corporation         COM              336901103      224    13750 SH       SOLE                    13750
3M Company                     COM              88579y101     1391    18846 SH       SOLE                    17326              1520
AT&T, Inc.                     COM              00206R102     4849   179521 SH       SOLE                   170321              9200
Abbott Laboratories Corp.      COM              002824100      942    19050 SH       SOLE                    19050
Accenture Ltd                  COM              g1151c101     9384   251794 SH       SOLE                   234694             17100
AllState Corp.                 COM              020002101      299     9770 SH       SOLE                     9770
Altria Group, Inc.             COM              02209s103     1075    60369 SH       SOLE                    56079              4290
American Express Co.           COM              025816109      223     6591 SH       SOLE                     4514              2077
American Oriental Bioengineeri COM              028731107       53    11000 SH       SOLE                    11000
Amgen Inc.                     COM              031162100     1857    30830 SH       SOLE                    28430              2400
Apache Corp.                   COM              037411105     8228    89599 SH       SOLE                    84574              5025
Automatic Data Processing      COM              053015103      480    12207 SH       SOLE                    12007               200
BancorpSouth Inc               COM              059692103      293    12000 SH       SOLE                                      12000
BankAmerica Corp.              COM              060505104      399    23556 SH       SOLE                    19204              4353
Belo Corporation               COM              080555105      927   171393 SH       SOLE                    11816            159577
Berkshire Hathaway Inc. Cl A   COM              084670108     2222       22 SH       SOLE                       21                 1
Berkshire Hathaway Inc. Cl B   COM              084670207    38397    11555 SH       SOLE                     2856              8699
Berry Petroleum Cl A           COM              085789105     4238   158260 SH       SOLE                    16000            142260
Best Buy Co.                   COM              086516101     2380    63431 SH       SOLE                    60386              3045
Bristol Myers Squibb           COM              110122108     1103    48978 SH       SOLE                    48978
Cardiac Science                COM              14141A108      242    60500 SH       SOLE                    10000             50500
Caterpillar Inc.               COM              149123101     2440    47528 SH       SOLE                    44603              2925
Chevron Corp.                  COM              166764100     1511    21447 SH       SOLE                    20647               800
Cisco Systems Inc.             COM              17275R102     7871   334369 SH       SOLE                   306729             27640
Citigroup Inc.                 COM              172967101      482    99633 SH       SOLE                    94133              5500
Coca Cola Co.                  COM              191216100     1910    35569 SH       SOLE                    28749              6820
Colgate Palmolive Co.          COM              194162103      229     3000 SH       SOLE                     3000
Computer Sciences Corp.        COM              205363104     1007    19105 SH       SOLE                    18705               400
ConocoPhillips                 COM              20825c104     2837    62829 SH       SOLE                    58462              4367
Corrections Corp Amer          COM              22025y407     8601   379728 SH       SOLE                    34000            345728
Covidien Ltd                   COM              g2554f105      587    13572 SH       SOLE                    12672               900
DJ STOXX 50 ETF Index          COM              78463x103      388    10933 SH       SOLE                    10583               350
Darden  Restaurants, Inc.      COM              237194105      205     6000 SH       SOLE                     6000
Dionex Corp.                   COM              254546104      260     4000 SH       SOLE                     4000
Dominion Resources, Inc.       COM              25746u109     1323    38335 SH       SOLE                    34460              3875
Duke Energy Corp.              COM              26441c105     1579   100327 SH       SOLE                    91027              9300
Eaton Corp.                    COM              278058102      215     3802 SH       SOLE                     3802
Eli Lilly & Co.                COM              532457108     1206    36525 SH       SOLE                    30250              6275
Exxon Mobil Corp.              COM              30231G102     8867   129231 SH       SOLE                   121667              7564
Fairfax Financial Hld          COM              303901102    68665   185215 SH       SOLE                    24174            161041
FedEx Corp.                    COM              31428X106     2301    30595 SH       SOLE                    27580              3015
Gannett Co. Inc.               COM              364730101    10832   865900 SH       SOLE                    94600            771300
General Electric Co.           COM              369604103     5825   354748 SH       SOLE                   308603             46144
General Mills Inc.             COM              370334104     1856    28829 SH       SOLE                    28629               200
HCC Ins Hldgs                  COM              404132102     4423   161709 SH       SOLE                    15800            145909
Hain Celestial Group, Inc.     COM              405217100     1379    71946 SH       SOLE                    71946
Halliburton Inc.               COM              406216101     6457   238092 SH       SOLE                   229242              8850
HealthStream Inc.              COM              42222n103       88    19800 SH       SOLE                    19800
Healthways, Inc.               COM              422245100      188    12300 SH       SOLE                    12300
Hewlett Packard Co.            COM              428236103      868    18381 SH       SOLE                    18381
Home Depot Inc.                COM              437076102     2183    81931 SH       SOLE                    76931              5000
Intel Corp.                    COM              458140100     6023   307758 SH       SOLE                   291538             16220
International Business Machine COM              459200101     6595    55135 SH       SOLE                    51835              3300
Johnson & Johnson              COM              478160104     7647   125583 SH       SOLE                   114162             11421
Kraft Inc.                     COM              50075n104      217     8270 SH       SOLE                     6874              1396
L-3 Communications             COM              502424104     5466    68057 SH       SOLE                    65282              2775
Lee Enterprises                COM              523768109      895   325397 SH       SOLE                    23000            302397
Leucadia Natl Corp             COM              527288104     1318    53328 SH       SOLE                     4200             49128
Level 3 Commun                 COM              52729N100     3874  2786900 SH       SOLE                   332300           2454600
Liberty Media Corp Ser A - Ent COM              53071M500      942    30266 SH       SOLE                    29166              1100
Loews Corp.                    COM              540424108    13175   384673 SH       SOLE                    65944            318729
Lowes Companies                COM              548661107     2593   123822 SH       SOLE                   111622             12200
McCormick                      COM              579780206      543    16000 SH       SOLE                     1000             15000
McDonalds Corp.                COM              580135101      246     4308 SH       SOLE                     3378               930
Media General                  COM              584404107     1644   192250 SH       SOLE                    31000            161250
Medtronic Inc.                 COM              585055106     5557   150993 SH       SOLE                   137518             13475
Merck & Company Inc.           COM              589331107      913    28866 SH       SOLE                    28066               800
Microsoft Corp.                COM              594918104     6592   256311 SH       SOLE                   233346             22965
Morgan Stanley                 COM              617446448      293     9500 SH       SOLE                     9500
National Health Invstrs        COM              63633d104    11068   349704 SH       SOLE                    41624            308080
National Healthcare LP         COM              635906100      874    23428 SH       SOLE                     1400             22028
News Corp. Ltd. Cl A           COM              65248e104      434    36314 SH       SOLE                    36314
News Corp. Ltd. Cl B           COM              65248e203     2307   164939 SH       SOLE                   149139             15800
Overstock                      COM              690370101     9751   664680 SH       SOLE                    69600            595080
Pall Corp.                     COM              696429307     5740   177811 SH       SOLE                    15900            161911
PepsiCo Inc.                   COM              713448108     1755    29911 SH       SOLE                    25761              4150
Perot Systems Corp.            COM              714265105      637    21450 SH       SOLE                    21450
Pfizer Inc.                    COM              717081103      569    34379 SH       SOLE                    26020              8359
Philip Morris International, I COM              718172109     2962    60763 SH       SOLE                    55323              5440
ProShs UltraShort 20yr+ Treasu COM              74347R297     4019    91319 SH       SOLE                    88269              3050
Procter & Gamble Co.           COM              742718109     9784   168927 SH       SOLE                   139887             29040
Regions Financial Corp.        COM              758940100      593    95499 SH       SOLE                    91424              4075
Republic Services Inc.         COM              760759100     6221   234121 SH       SOLE                   223731             10390
Roche Holdings                 COM              771195104     3385    83886 SH       SOLE                    75311              8575
Sanofi Aventis ADR             COM              80105n105      449    12150 SH       SOLE                    11600               550
Schlumberger Ltd.              COM              806857108     7659   128505 SH       SOLE                   120190              8315
Scripps Networks Interactive,  COM              811065101     1317    35634 SH       SOLE                     3490             32144
Select Basic Materials Sector  COM              81369y100     1842    59520 SH       SOLE                    54120              5400
Sigma Aldrich Corp.            COM              826552101      216     4000 SH       SOLE                     4000
SunTrust Banks Inc.            COM              867914103      783    34740 SH       SOLE                    34415               325
Syntroleum                     COM              871630109     3383  1252836 SH       SOLE                   140000           1112836
Sysco Corp.                    COM              871829107     5704   229555 SH       SOLE                   219040             10515
TJX                            COM              872540109      871    23456 SH       SOLE                    23456
Tidewater Inc.                 COM              886423102     6736   143038 SH       SOLE                    11000            132038
Travelers Inc.                 COM              89417e109     1932    39253 SH       SOLE                    38178              1075
Tyco International Ltd.        COM              H89128104      260     7535 SH       SOLE                     7335               200
United Parcel Svc. Inc. CL B   COM              911312106     3937    69720 SH       SOLE                    64570              5150
United Technologies Corp.      COM              913017109     5984    98203 SH       SOLE                    91403              6800
Vanguard Emerging Markets ETF  COM              922042858     1160    30095 SH       SOLE                    28245              1850
Vanguard Large-Cap Exchanged T COM              922908637      402     8360 SH       SOLE                     8360
Vanguard Small-Cap VIPERs      COM              922908751      372     6705 SH       SOLE                     6405               300
Verizon Communications         COM              92343v104      299     9867 SH       SOLE                     9619               248
Vodafone Group PLC ADS         COM              92857w209     5170   229787 SH       SOLE                   218270             11517
Vulcan Materials               COM              929160109      843    15600 SH       SOLE                                      15600
Wal-Mart Stores Inc.           COM              931142103     6001   122238 SH       SOLE                   107488             14750
Walt Disney Co.                COM              254687106     3338   121549 SH       SOLE                   108787             12762
Washington Post Co.            COM              939640108      566     1209 SH       SOLE                                       1209
Wells Fargo & Co.              COM              949746101     2974   105523 SH       SOLE                   101673              3850
Wesco Financial                COM              950817106      533     1639 SH       SOLE                                       1639
Western Union                  COM              959802109     2647   139900 SH       SOLE                   133850              6050
White Mountain Ins             COM              G9618E107     1645     5359 SH       SOLE                      800              4559
Willis Group Holdings Inc.     COM              G96655108      552    19575 SH       SOLE                    16385              3190
Wyeth Co.                      COM              983024100      494    10177 SH       SOLE                    10002               175
iShares China                  COM              464287184     2448    59825 SH       SOLE                    55175              4650
iShares MSCI Emerging Markets  COM              464287234      554    14246 SH       SOLE                    12746              1500
iShares MSCI Japan             COM              464286848     1362   137000 SH       SOLE                   117250             19750
iShares MSCI Pacific Rim       COM              464286665     1978    48801 SH       SOLE                    45576              3225
iShares Russell 1000 Index ETF COM              464287622      420     7222 SH       SOLE                     7222
iShares Russell Mid-Cap Index  COM              464287499      214     2731 SH       SOLE                     2531               200
iShares S&P SmallCap 600 Index COM              464287804     2709    51760 SH       SOLE                    49660              2100
Natl Healthcare Cv Prf         PFD CV           635906209      376    33125 SH       SOLE                     4193             28932